Concentration of Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019
Concentration Risk [Line Items]
Assets	$ 379,005	$ 114,810		$ 420,106
Assets, Total [Member] | Geographic Concentration Risk [Member] | Mexico
Concentration Risk [Line Items]
Assets	1,900	2,300
Assets, Total [Member] | Geographic Concentration Risk [Member] | Dominican Republic
Concentration Risk [Line Items]
Assets	$ 267	$ 399
Sales Revenue, Net [Member] | Premier
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	99.60%	0.00%	0.00%
Sales Revenue, Net [Member] | J&S
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	9.80%	2.20%	0.00%
Sales Revenue, Net [Member] | Pure Wellness
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	58.80%	45.60%	0.00%
Sales Revenue, Net [Member] | OpenKey
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	12.60%	28.40%	9.10%
Sales Revenue, Net [Member] | RED
Concentration Risk [Line Items]
Percentage of total revenues from Ashford Trust OP and Ashford Prime OP	51.70%	0.00%	0.00%